Segment Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total net book value of long-lived assets	$ 443,625	$ 364,481
Total net book value of intangible assets	70,897	57,719
Goodwill	104,096	104,096
Vessels, including constructions in progress
Total net book value of long-lived assets	360,750	306,242
Cabotage Business Segment
Goodwill	41,086	41,086
Barge Business Segment
Goodwill	40,868	40,868
Port Terminal Business Segment, including constructions in progress
Total net book value of long-lived assets	102,236	85,948
Total net book value of intangible assets	44,702	28,708
Goodwill	22,142	22,142
Barge/Cabotage Business Segment
Total net book value of intangible assets	$ 26,195	$ 29,011